NATIXIS FUNDS

Supplement dated October 19, 2021 to the Summary Prospectuses and Prospectus dated June 1, 2021, as may be revised or supplemented from time to time, for the following funds:

Natixis Sustainable Future 2015 Fund®	Natixis Sustainable Future 2040 Fund®
Natixis Sustainable Future 2020 Fund®	Natixis Sustainable Future 2045 Fund®
Natixis Sustainable Future 2025 Fund®	Natixis Sustainable Future 2050 Fund®
Natixis Sustainable Future 2030 Fund®	Natixis Sustainable Future 2055 Fund®
Natixis Sustainable Future 2035 Fund®	Natixis Sustainable Future 2060 Fund®

(each a “Fund” and together the “Funds”)

Effective immediately, Serena V. Stone of Natixis Advisors will no longer serve as a portfolio manager of the Funds. Accordingly, effective immediately, all references and corresponding disclosure related to Ms. Stone is hereby deleted.

Effective immediately, Daphne Du and Benjamin Kerelian of Natixis Advisors will join the portfolio management team of each Fund.

Accordingly, effective immediately, the subsection “Natixis Advisors (Natixis Investment Managers Solutions Division)” within the “Portfolio Managers” subsection within the “Management” section within the Summary Prospectus and the Prospectus is amended to include the following:

Daphne Du has served as a portfolio manager of the Fund since 2021.

Benjamin Kerelian has served as a portfolio manager of the Fund since 2021.

Effective immediately, the last subsection titled “Natixis Advisors” within the subsection “Meet the Funds’ Portfolio Managers” under the section “Management Team” in the Prospectus is amended to include the following:

Daphne Du has co-managed the AIA U.S. Large Cap Value ESG Segment, the AIA U.S. Small/Mid Cap ESG Segment, and the AIA International Developed Markets Equity ESG Segment of each Fund since 2021. Mrs. Du is a Senior Vice President and Portfolio Manager for Direct Indexing and Integrated Portfolio Implementation for the Natixis Investment Managers Solutions division of Natixis Advisors and joined Natixis Advisors in 2017. She earned her Ph.D. in finance from the University of Hawaii at Manoa. In addition to a PhD, Mrs. Du received an M.A. from the Beijing University in China. She has over 15 years of investment experience.

Benjamin Kerelian has co-managed the AIA U.S. Large Cap Value ESG Segment, the AIA U.S. Small/Mid Cap ESG Segment, and the AIA International Developed Markets Equity ESG Segment of each Fund since 2021. Mr. Kerelian, Portfolio Manager for Direct Indexing and Integrated Portfolio Implementation for the Natixis Investment Managers Solutions division of Natixis Advisors, joined Natixis Advisors in 2016. He earned his M.S. in Financial Analysis from the University of San Francisco in 2013. In addition to an M.S., Mr. Kerelian received a B.A. in Economics and B.A in Psychology from the University of San Francisco. He has 11 years of investment experience.

NATIXIS FUNDS

Supplement dated October 19, 2021 to the Statement of Additional Information dated June 1, 2021, as may be revised or supplemented from time to time, for the following funds:

Natixis Sustainable Future 2015 Fund®	Natixis Sustainable Future 2040 Fund®
Natixis Sustainable Future 2020 Fund®	Natixis Sustainable Future 2045 Fund®
Natixis Sustainable Future 2025 Fund®	Natixis Sustainable Future 2050 Fund®
Natixis Sustainable Future 2030 Fund®	Natixis Sustainable Future 2055 Fund®
Natixis Sustainable Future 2035 Fund®	Natixis Sustainable Future 2060 Fund®

(each a “Fund” and together the “Funds”)

Effective immediately, Serena V. Stone of Natixis Advisors will no longer serve as a portfolio manager of the Funds. Accordingly, effective immediately, all references and corresponding disclosure related to Ms. Stone is hereby deleted.

Effective immediately, Daphne Du and Benjamin Kerelian of Natixis Advisors will join the portfolio management team of the Funds. Accordingly, effective immediately, the subsections “Portfolio Managers’ Management of Other Accounts” and “Portfolio Managers’ Ownership of Fund Shares” within the section “Portfolio Management Information” are amended to include the following:

Portfolio Managers’ Management of Other Accounts

The following table provides information on the other accounts managed by Daphne Du and Benjamin Kerelian as of September 30, 2021:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance
Name of Portfolio Manager (Firm)	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
Daphne Du (Natixis Investment Managers Solutions division of Natixis Advisors)	0	$0	0	$0	0	$0	0	$0	123	$89 million	0	$0

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance
Name of Portfolio Manager (Firm)	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
Benjamin Kerelian (Natixis Investment Managers Solutions division of Natixis Advisors)	0	$0	0	$0	0	$0	0	$0	425	$344 million	0	$0

Portfolio Managers’ Ownership of Fund Shares

As of September 30, 2021, Ms. Du and Mr. Kerelian did not own any shares of the Funds.